Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Useful Life (years), Intellectual property	5 years
Intellectual property	$ 119,729,591
Accumulated amortization	(5,813,804)
Net book value	$ 113,915,787